Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net
	December 31,
	2021	2020
Leasehold improvements	$6,182	$5,820
Computers and peripheral equipment	4,513	3,504
Office furniture and equipment	1,570	1,181
	12,265	10,505
Less—accumulated depreciation	(5,710)	(4,240)
	$6,555	$6,265